Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan
Schedule of Investments
September 30, 2023 (Unaudited)
1
Shares Value
EXCHANGE TRADED FUNDS - 30.06%
iShares 0-3 Month Treasury Bond ETF (a) ...................................................................... 350 $ 35,235
iShares iBoxx $ Investment Grade Corporate Bond ETF (a) ................................................ 357 36,421
SPDR Portfolio Intermediate Term Corporate Bond ETF (a) ................................................ 2,398 75,417
Vanguard Intermediate-Term Corporate Bond ETF (a) ....................................................... 976 74,156
Vanguard Short-Term Treasury ETF (a) ........................................................................... 605 34,848
TOTAL EXCHANGE TRADED FUNDS (Cost $ 270,457) ........................................................ 256,077
Principal
Amount
U.S. TREASURY NOTE - 23.48%
United States Treasury Note, 0.125%, 1/15/2024 (a) ...................................................... $ 203,100 200,057
TOTAL U.S. TREASURY NOTE (Cost $200,487) ................................................................. 200,057
Contracts
Notional
Amount
PURCHASED OPTIONS - 108.16% (b)(c)
CALL OPTIONS - 107.78%
S&P 500 Mini Index, Expires 1/10/2024, Strike Price $391.94 ......................................... 14 $ 600,334 64,202
S&P 500 Mini Index, Expires 1/10/2024, Strike Price $0.39 ............................................ 20 857,620 853,962
918,164
PUT OPTIONS - 0.38%
S&P 500 Mini Index, Expires 1/10/2024, Strike Price $352.75 ........................................ 20 857,620 3,045
S&P 500 Mini Index, Expires 1/10/2024, Strike Price $157.17 ......................................... 20 857,620 145
3,190
TOTAL PURCHASED OPTIONS (Cost $864,364) ............................................................... 921,354
Total Investments (Cost $1,335,308) - 161.70% ........................................................... 1,377,488
Liabilities in Excess of Other Assets - (61.70)% ............................................................. (525,578)
TOTAL NET ASSETS -  100.00% .................................................................................... $ 851,910
Percentages are stated as a percent of net assets.
(a) All or a portion of each of these securities is segregated as collateral for written options.  The aggregate value of the securities segregated as collateral for written options is $456,134 .
(b) Exchange-Traded.
(c) Purchased option contracts are held in connection with corresponding written option contracts.
SCHEDULE OF OPTIONS WRITTEN
September 30, 2023 (Unaudited)
  Description (a) Expiration Strike Price Contracts
Notional
Amount Value
Call Options
S&P 500 Mini Index ..................................... 1/10/2024 $ 157.17 20 $ (857,620) $ (545,555)
Put Options
S&P 500 Mini Index ..................................... 1/10/2024 391.94 20 (857,620) (8,346)
TOTAL OPTIONS WRITTEN (Premiums Received $528,970) $ (553,901)

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan
Schedule of Investments (Concluded)
September 30, 2023 (Unaudited)
2
Fair Valuation Measurement:
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with
U.S. generally accepted accounting principles. Under ASC Topic 820, Fair Value Measurement (“ASC 820”),
various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of
September 30, 2023:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Level 1 Level 2 Level 3 Total
Assets
Exchange Traded Funds $ 256,077 $ – $ – $ 256,077
U.S. Treasury Note – 200,057 – 200,057
Purchased Options – 921,354 – 921,354
Total Assets
$ 256,077 $ 1,121,411 $ – $ 1,377,488
Liabilities
Options Written $ – $ 553,901 $ – $ 553,901
Total Liabilities
$ – $ 553,901 $ – $ 553,901